Condensed Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Research and development	$ 6,222,000	$ 2,438,000		$ 11,874,000	$ 4,968,000	$ 12,896,000	$ 6,660,000
Sales and marketing	701,000	272,000		1,213,000	597,000	1,158,000	908,000
General and administrative	3,231,000	849,000		5,351,000	1,548,000	3,338,000	2,321,000
Total operating expenses	10,154,000	3,559,000		18,438,000	7,113,000	17,392,000	9,889,000
Loss from operations	(10,154,000)	(3,559,000)		(18,438,000)	(7,113,000)	(17,392,000)	(9,889,000)
Other income (expense):
Interest expense, net	(54,000)	(50,000)		(111,000)	(68,000)	(132,000)	(1,019,000)
Change in fair value of derivative warrant liabilities				(14,804,000)	54,000	(1,296,000)	(341,000)
Gain (loss) on revaluation of warrant liabilities	(6,378,000)	10,000		(14,804,000)	54,000	(1,296,000)	(341,000)
Gain (loss) on revaluation of derivative liabilities	(73,847,000)	1,405,000		(211,988,000)	3,760,000	(11,532,000)	(19,000)
Other expense, net	(9,000)			(19,000)	(62,000)	(67,000)	(199,000)
Total other income (expense)	(80,288,000)	1,365,000		(226,922,000)	3,684,000	(13,027,000)	(1,578,000)
Net income (loss) and comprehensive loss	$ (90,442,000)	$ (2,194,000)		$ (245,360,000)	$ (3,429,000)	(30,419,000)	(11,467,000)
Series B Redeemable Preferred Stock accretion							(79,000)
Net loss and comprehensive loss to Common Stockholders						$ (30,419,000)	$ (11,546,000)
Net income (loss) per share—basic and diluted	$ (10.31)	$ (0.31)		$ (29.66)	$ (0.48)	$ (4.28)	$ (1.64)
Shares used in per share calculation—basic and diluted	8,768,051	7,100,668		8,271,509	7,098,016	7,108,389	7,043,575
ACON S2 Acquisition Corp [Member]
Operating expenses
General and administrative	$ 677,551		$ 708,829	$ 923,151
Loss from operations	(677,551)		(708,829)	(923,151)
Other income (expense):
Change in fair value of derivative warrant liabilities	(6,110,830)		(1,854,400)	3,370,040
Financing costs – derivative warrant liabilities			(735,490)
Gain on marketable securities (net), and dividends held in Trust Account	3,775		4,454	7,468
Other expense, net			(2,585,436)
Total other income (expense)	(6,107,055)		(2,585,436)	3,377,508
Net income (loss) and comprehensive loss	$ (6,784,606)		$ (3,294,265)	$ 2,454,357
Redeemable Class A Common Stock [Member] | ACON S2 Acquisition Corp [Member]
Other income (expense):
Net income (loss) per share—basic and diluted			$ 0
Shares used in per share calculation—basic and diluted			21,719,426
Non Redeemable Class A and Class B Common Stock [Member] | ACON S2 Acquisition Corp [Member]
Other income (expense):
Net income (loss) per share—basic and diluted			$ (0.40)
Shares used in per share calculation—basic and diluted			8,310,766
Non Redeemable Class A Common Stock [Member] | ACON S2 Acquisition Corp [Member]
Other income (expense):
Net income (loss) per share—basic and diluted	$ (0.77)			$ 0.27
Shares used in per share calculation—basic and diluted	8,775,162			9,225,746
Shares Subject to Redemption | ACON S2 Acquisition Corp [Member]
Other income (expense):
Net income (loss) and comprehensive loss	$ 3,293		$ 3,841	$ 6,514
Net loss and comprehensive loss to Common Stockholders	$ 3,293		$ 3,841	$ 6,514
Net income (loss) per share—basic and diluted	$ 0		$ 0.00	$ 0
Shares used in per share calculation—basic and diluted	22,474,838		21,719,426	22,024,254